Citigroup Mortgage Loan Trust 2024-INV2 ABS-15G

Exhibit 99.1 - Schedule 2(a)

Edgar Loan ID	Customer Loan ID	Seller Loan ID	Borrower Name	Deal Number	Original Loan Amount	State	Note Date	Occupancy	Purpose	QM Status	Overall Grade	Credit Grade	Credit Exceptions	Credit Exception Information	Credit Exception Comments	Property Grade	Property Exceptions	Property Exception Information	Property Exception Comments	Compliance Grade	Compliance Exceptions	Compliance Exception Information	Compliance Exception Comments	Compliance Comp Factors	Compensating Factors	Subject to High Cost - Unable to Test	Disposition 2	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P
80000000			[Redacted]	XXXX	[Redacted]	[Redacted]	[Redacted]	Investment	Refinance Limited Cash-out GSE		1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80000001			[Redacted]	XXXX	[Redacted]	[Redacted]	[Redacted]	Investment	Refinance Rate/Term		1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80000002			[Redacted]	XXXX	[Redacted]	[Redacted]	[Redacted]	Investment	Refinance Cash-out - Other		1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80000003			[Redacted]	XXXX	[Redacted]	[Redacted]	[Redacted]	Investment	Purchase		1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80000004			[Redacted]	XXXX	[Redacted]	[Redacted]	[Redacted]	Investment	Purchase	N/A	2	1				1				2	[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $220.00 exceeds tolerance of $174.00 plus 10% or $191.40. Insufficient or no cure was provided to the borrower. (0)	Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Recording fee increased on closing CD with no valid change of circumstance provided.	SELLER - GENERAL COMMENT (2022-01-24): PCCD/ FINAL UPLOADED REVIEWER - CURED COMMENT (2022-01-26): [Redacted] received Corrected [Redacted], LOE and copy of [Redacted].				-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
80000005			[Redacted]	XXXX	[Redacted]	[Redacted]	[Redacted]	Investment	Refinance Cash-out - Other	N/A	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80000006			[Redacted]	XXXX	[Redacted]	[Redacted]	[Redacted]	Investment	Refinance Rate/Term	N/A	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided	Verified stated defect. The loan file is missing a copy of the 1073 full appraisal interior /exterior as required by AUS. 1075 and BPO have been provided and applied.	SELLER - GENERAL COMMENT (2023-02-20): [Redacted] to order [Redacted] REVIEWER - GENERAL COMMENT (2023-02-21): [Redacted] to provide. Please refrain from making further comments.	1				1							-	D	D	D	D	D	A	A	A	A	A	A	A	A	A	A	D	D	D	D	D
80000007			[Redacted]	XXXX	[Redacted]	[Redacted]	[Redacted]	Investment	Refinance Rate/Term	N/A	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80000008			[Redacted]	XXXX	[Redacted]	[Redacted]	[Redacted]	Investment	Refinance Rate/Term	N/A	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80000009			[Redacted]	XXXX	[Redacted]	[Redacted]	[Redacted]	Investment	Refinance Cash-out - Other	N/A	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80000010			[Redacted]	XXXX	[Redacted]	[Redacted]	[Redacted]	Investment	Refinance Cash-out - Other	N/A	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:Primary/XXXX)	Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: The appraisal was delivered XXXX, however appraisal report is dated XXXX.	SELLER - GENERAL COMMENT (2023-02-17): Appraisal doc attached. REVIEWER - GENERAL COMMENT (2023-02-20): Nothing required from [Redacted].				-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
80000011			[Redacted]	XXXX	[Redacted]	[Redacted]	[Redacted]	Investment	Refinance Rate/Term	N/A	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80000012			[Redacted]	XXXX	[Redacted]	[Redacted]	[Redacted]	Investment	Refinance Rate/Term	N/A	2	2	[2] Miscellaneous - Credit Exception:	Verified stated defect. Due to REO, income was lower causing DTI variance.	REVIEWER - WAIVED COMMENT (2023-03-28): Client elected to waive with verified compensating factors.	1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXX. Borrower has worked in the same position for more than 3 years. The Loan to Value (LTV) on the loan is less than or equal to 70%. The representative FICO score is above XXX.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
80000013			[Redacted]	XXXX	[Redacted]	[Redacted]	[Redacted]	Investment	Purchase	N/A	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX) [2] Application / Processing - Missing Document: Missing Lender's Initial 1003	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification appraisal was delivered to borrower was not provided. Application / Processing - Missing Document: Missing Lender's Initial 1003: Initial 1003 is missing in file, Please provide.			Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXX. The representative FICO score is above XXX.		-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
80000014			[Redacted]	XXXX	[Redacted]	[Redacted]	[Redacted]	Investment	Refinance Cash-out - Other	N/A	3	1				3	[3] Appraisal Documentation - The property type differs between the valuation documents in file. Unable to verify the property type. Ineligible per guidelines.	Known Defect: Ineligible Condo.	REVIEWER - GENERAL COMMENT (2023-05-08): This is known to known defect, BPO will not clear. REVIEWER - OPEN - UNABLE TO CLEAR COMMENT (2024-05-10): Unable to clear.	1							-	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C	C	C	C	C	C
80000017	[Redacted]	XXXX	[Redacted]	[Redacted]	[Redacted]	Investment	Refinance Rate/Term	N/A	2	2	[2] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XXXX% exceeds AUS total debt ratio of XXXX%.
[2] Income Eligibility - Borrower has un-audited YTD P&L and does not have 2 months Account statements. (GSE COVID-19): Borrower: XXXX // Employment Type: Employment / Income Type: Sole Proprietor / Start Date:XXXX
[2] Income Documentation - Income Docs Missing:: Borrower: XXXX, Borrower: XXXX K-1 (2019)
K-1
[2] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.
[2] Application / Processing - Missing Document: Missing Final 1003
[2] Document Error - Missing verification of the existance of self-employed business  within 20 days of the Note Date (COVID-19).: Borrower: XXXX // Employment Type: Employment / Income Type: Sole Proprietor / Start Date: XXXX, Borrower: XXXX // Employment Type: Employment / Income Type: Partnership (>= 25%) / Start Date: XXXX, Borrower: XXXX // Employment Type: Employment / Income Type: Partnership (>= 25%) / Start Date: XXXX, Borrower: XXXX // Employment Type: Employment / Income Type: Partnership (>= 25%) / Start Date: XXXX, Borrower: XXXX // Employment Type: Employment / Income Type: Sole Proprietor / Start Date: XXXX, Borrower: XXXX // Employment Type: Employment / Income Type: S-Corp (>= 25%) / Start Date: XXXX Application Date:  XXXX;
Application Date:  XXXX;
Application Date:  XXXX;
Application Date:  XXXX;
Application Date:  XXXX;
Application Date:  XXXX;
[2] Income Documentation - REO Documents are missing.: Address: XXXX Insurance Verification	No summary of borrower and co-borrower's qualifying income and rental/income loss provided, unable to determine DTI difference. No final 1003 provided and AUS approval does not match 1008 or income worksheets provided.
No statements were provided for borrower's schedule C property management.
Both borrowers missing K1 for XXXX, borrower also missing XXXX K1
Insurance coverage is insufficient by $XXXX based on XXXX% of Estimated cost new there was no evidence of extended coverage or insurer's estimate of replacement cost provided.
Missing verification of all self employment for both borrowers within 20 days of closing.	REVIEWER - WAIVED COMMENT (2023-08-21): Client elects to downgrade based on compensating factors.
REVIEWER - WAIVED COMMENT (2023-08-21): Client elects to downgrade based on compensating factors.
REVIEWER - WAIVED COMMENT (2023-08-21): Client elects to downgrade based on compensating factors.
REVIEWER - WAIVED COMMENT (2023-08-21): Client elects to downgrade based on compensating factors.
REVIEWER - GENERAL COMMENT (2023-08-21): Client elects to downgrade based on compensating factors.
REVIEWER - WAIVED COMMENT (2023-08-21): Client elects to downgrade based on compensating factors.
															REVIEWER - WAIVED COMMENT (2023-08-21): Client elects to downgrade based on compensating factors.	1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. The Loan to Value (LTV) on the loan is less than or equal to 70%. The representative FICO score is above XXX.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
80000019	[Redacted]	XXXX	[Redacted]	[Redacted]	[Redacted]	Investment	Refinance Rate/Term	N/A	3	2	[2] Asset Documentation - Asset documentation requirements not met. [2] Income Documentation - Income documentation requirements not met. [2] Income Documentation - REO Documents are missing.: Address: XXXX Insurance Verification, Tax Verification	Business funds are being used for funds to close and reserves, account #XXXX. The file does not contain confirmation that the use of business funds will not negatively impact the business. Missing a verbal VOE for the following businesses within 120 days form the note date - Real Estate - XXXX; XXXX;XXXX. Missing mortgage statement for XXXXt, XXXX, and XXXX. Missing tax verification for XXXX.	SELLER - GENERAL COMMENT (2023-10-16): Agree
SELLER - GENERAL COMMENT (2023-10-19): Documentation received from Lender.  • The loan is a rate and term refinance, and the closing disclosure states only  cash to close was required from the borrower.
SELLER - GENERAL COMMENT (2023-10-19): Documentation received from Lender.  • The loan is a rate and term refinance, and the closing disclosure states only cash to close was required from the borrower.
SELLER - GENERAL COMMENT (2023-10-19): Final CD from Lender
REVIEWER - GENERAL COMMENT (2023-10-20): Business funds are being used for funds to close and reserves, account . The loan is a rate and term refinance and final CD received form lender states only cash to close was required from borrower. Required letter of confirmation that use of business fund will not negatively impact the business.
SELLER - GENERAL COMMENT (2023-10-20): Bank Statement
REVIEWER - GENERAL COMMENT (2023-10-23): Required letter of confirmation that use of business fund will not negatively impact the business. No supporting documentation provided. Exception remains.
REVIEWER - WAIVED COMMENT (2024-05-03): Waived with verified compensating factors from investor email/
SELLER - GENERAL COMMENT (2023-10-16): Agree
SELLER - GENERAL COMMENT (2023-10-17): this conditions state days the other days.  Which is it?
SELLER - GENERAL COMMENT (2023-10-19): Documentation received from Lender.
REVIEWER - GENERAL COMMENT (2023-10-20): VVOE received for  within days from note date, however VVOE is required for within days from note date to clear the exception. Exception Remains.
REVIEWER - WAIVED COMMENT (2024-05-03): Waived with verified compensating factors from investor email/
SELLER - GENERAL COMMENT (2023-10-16): Agree - missing mortgage statement  and tax verification
SELLER - GENERAL COMMENT (2023-10-16): Agree
SELLER - GENERAL COMMENT (2023-10-19): Documentation received from Lender.
REVIEWER - GENERAL COMMENT (2023-10-20): Received mortgage statement . but tax verification is missing. Exception remains.
REVIEWER - GENERAL COMMENT (2024-02-19): EXCEPTION HISTORY - Exception Detail was updated on PRIOR Exception Detail.
EXCEPTION HISTORY - Exception Explanation was updated on PRIOR Exception Explanation: Statement
Statement, Tax Verification
Statement
REVIEWER - WAIVED COMMENT (2024-05-03): Regraded per email with comp factors.	1	3	[3] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-91.25 is less than amount of binding Lender Credit previously disclosed in the amount of $-232.50. (9300)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee.  Fee Amount of $180.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (75103)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $900.00 exceeds tolerance of $850.00. Insufficient or no cure was provided to the borrower. (7506)	Federal Compliance - TRID Lender Credit Tolerance Violation: Lender Credits was last disclosed as $232.50 on the loan estimate but disclosed as $91.25 on Final Closing Disclosure. File does not contain a valid change of circumstance for this fee, nor evidence of cure in file.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Appraisal re-inspection Fee was not disclosed on the initial Loan Estimate.  File does not contain a valid change of circumstance for this fee, nor evidence of cure.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Appraisal Fee was last disclosed as $850.00 on the loan estimate but disclosed as $900.00 on Final Closing Disclosure. File does not contain a valid change of circumstance for this fee, nor evidence of cure in file.	Federal Compliance - TRID Lender Credit Tolerance Violation: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has worked in the same position for more than 3 years.

The Loan to Value (LTV) on the loan is less than or equal to 70%.

The qualifying DTI on the loan is less than or equal to 35%.

																									The representative FICO score is above XXX.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
80000020			[Redacted]	XXXX	[Redacted]	[Redacted]	[Redacted]	Investment	Refinance Cash-out - Other	N/A	3	1				1				3	[3] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XXXX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial/XXXX)	Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: Initial Loan Estimate dated XXXX was electronically signed by borrower on XXXX which is same as e-sign consent date		Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
80000021	[Redacted]	XXXX	[Redacted]	[Redacted]	[Redacted]	Investment	Refinance Cash-out - Other	N/A	3	1	1	3	[3] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
[3] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-8,166.40  is less than amount of binding Lender Credit previously disclosed in the amount of $-8,393.00. (9300)
[2] Document Error - Closing Disclosure: Dates are not in chronological order.: Date Issued: 06/02/2021 Issue Date: XXXX; Received Date: XXXX; Signed Date: XXXX
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	Federal Compliance - TRID Interim Closing Disclosure Timing Test: 2nd Closing Disclosure dated XXXX reflects an APR increase of XXXX% from the 1st disclosure dated XXXX with an ARP of XXXX% that was disclosed to the borrower less than three business days prior to the XXXX closing date. The final disclosure reflects an APR rate of XXXX%.
Federal Compliance - TRID Lender Credit Tolerance Violation: Lender Credit of $-8,393.00 was disclosed on Loan Estimate dated XXXX, however decreased to $-8,166.40 on the Final Closing Disclosure without a valid change of circumstance.
Document Error - Closing Disclosure: Dates are not in chronological order.: Closing Disclosure issued on XXXX was signed by the borrower on XXXX.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XXXX missing evidence of receipt.	Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Lender Credit Tolerance Violation: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
80000022			[Redacted]	XXXX	[Redacted]	[Redacted]	[Redacted]	Investment	Refinance Cash-out - Other	N/A	2	2	[2] Income Documentation - REO Documents are missing.: Address: XXXX, Address: XXXX Insurance Verification Insurance Verification, Tax Verification	The taxes and insurance for real estate owned at XXXX and XXXX are not provided.	SELLER - GENERAL COMMENT (2023-10-12): Agree The taxes and insurance for real estate owned at [Redacted] and [Redacted] are not provided. REVIEWER - GENERAL COMMENT (2023-10-19): Homeowner's insurance verification for real estate owned at [Redacted] . is not provided. Pleased provide HOI policy for REO. exception remains. REVIEWER - WAIVED COMMENT (2024-01-05): Exception waived. Client provided comp factors LTV, FICO, and DTI for missing document. Comp factor DTI is not substantiated or used.	1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $800.00 exceeds tolerance of $750.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: No change of circumstance or cure provided Zero Percent Fee Tolerance exceeded for Appraisal Fee.	REVIEWER - CURED COMMENT (2023-09-13): Sufficient Cure Provided At Closing		Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The Loan to Value (LTV) on the loan is less than or equal to 70%. The representative FICO score is above 680.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
80000023	[Redacted]	XXXX	[Redacted]	[Redacted]	[Redacted]	Investment	Purchase	N/A	3	1	1	3	[3] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XXXX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial/XXXX)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)
[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $105.00 exceeds tolerance of $60.00 plus 10% or $66.00. Sufficient or excess cure was provided to the borrower at Closing. (0)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal Waiver was not located in file.
Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: Recording fee increased from $60.00 to $105.00 at closing a difference of $45.00. A cure of $54.00 was provided.	SELLER - GENERAL COMMENT (2023-10-15): Agree Missing Docs requested from lender.
REVIEWER - GENERAL COMMENT (2023-10-20): Require Copy of appraisal document received receipt [Redacted] business day prior to consummation date. Exception Remains.
																							REVIEWER - CURED COMMENT (2023-09-13): Sufficient Cure Provided At Closing	Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
80000024			[Redacted]	XXXX	[Redacted]	[Redacted]	[Redacted]	Investment	Refinance Cash-out - Other	N/A	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80000025			[Redacted]	XXXX	[Redacted]	[Redacted]	[Redacted]	Investment	Refinance Cash-out - Other	N/A	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80000026	[Redacted]	XXXX	[Redacted]	[Redacted]	[Redacted]	Investment	Refinance Rate/Term	N/A	2	2	[2] Income Documentation - Income documentation requirements not met. [2] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient. [2] Income Documentation - REO Documents are missing.: Address: XXXX Statement	1. Third party verification of Employment is missing for Sole Proprietorship income within 120 days from the note. 2. The Most Recent 1120-S is not signed by the borrower. Loan amount is $XXXX. HOI coverage is $XXXX. Replacement cost not provided. Mortgage Statement is missing to confirm P&I.	SELLER - GENERAL COMMENT (2023-09-28): Third party verified from [Redacted] in file. Client uploaded signed [Redacted] for [Redacted] and [Redacted].
REVIEWER - GENERAL COMMENT (2023-10-02): Third party verification was not provided and the signature pages for the [Redacted] was signed post closing. Condition remains.
SELLER - GENERAL COMMENT (2023-10-24): The Note Date for the subject loan is[Redacted].  We have a [Redacted] dated [Redacted]. [Redacted] for Self-Employed borrowers is [Redacted] Days prior to the note date.
SELLER - GENERAL COMMENT (2023-10-24): The Tax Preparer Date is [Redacted].  The Borrower signed both years on the same day.
REVIEWER - GENERAL COMMENT (2023-10-26): Received third party verification and [Redacted], the signature page for the [Redacted] was signed dated on [Redacted] however, require [Redacted] prior to note date i.e. [Redacted]. Exception Remains.
REVIEWER - WAIVED COMMENT (2024-05-03): Investor email provided compensating factors.  Signed [Redacted] was also provided.
SELLER - GENERAL COMMENT (2023-09-28): Agree.  Req from client [Redacted]. Client stated do not have cure for this.
REVIEWER - GENERAL COMMENT (2023-10-02): [Redacted] notes the seller's comment.  Exception will be cleared upon receipt of the required documentation.
SELLER - GENERAL COMMENT (2023-10-15): [Redacted] Prohibiting requiring property insurance in excess of replacement value. A lender may not require a borrower, as a condition of receiving or maintaining a loan secured by real property, to insure the property against risks to improvements on the real property in an amount that exceeds the replacement value or market value of the improvements, whichever is greater.
REVIEWER - GENERAL COMMENT (2023-10-16): Nothing provided to confirm this.
SELLER - GENERAL COMMENT (2023-10-23): Disagree - Hazard insurance contains Replacement cost coverage.  Also, Policy is [Redacted] for other structures ie. [Redacted] which was given value in the total appraised value. Total coverage - [Redacted]. Which is over required coverage amount of [Redacted]. Please clear.
REVIEWER - GENERAL COMMENT (2023-10-24): Loan amount is [Redacted] but hazard insurance reflects coverage A dwelling amount of [Redacted] which is insufficient. Extended replacement is not provided in hazard insurance document. Replacement cost estimator is also not provided in the file. Exception remains.
REVIEWER - WAIVED COMMENT (2024-05-03): Investor email provided compensating factors.  Less than [Redacted] hazard coverage.
SELLER - GENERAL COMMENT (2023-09-28): Note, mortgage and First Pmt Letter for [Redacted] uploaded.  Docs uploaded showing [Redacted] was determined to be a commercial property. Debt and income included on [Redacted].
SELLER - GENERAL COMMENT (2023-09-28): Req from client [Redacted]. Docs Rcvd [Redacted]. Note, mortgage and First Pmt Letter for [Redacted] uploaded.  Docs uploaded showing [Redacted] was determined to be a commercial property. Debt and income included on [Redacted].
REVIEWER - GENERAL COMMENT (2023-10-02): Statement provided for [Redacted] was dated post closing. Statement for [Redacted] was not provided. Condition remains.
SELLER - GENERAL COMMENT (2023-10-24): Reminder this loan is [Redacted] years old.  We have provided Note, mortgage and First Pmt Letter for [Redacted] uploaded.  Docs uploaded showing [Redacted] was determined to be a [Redacted] property. Debt and income included on [Redacted].  Statement provided for [Redacted] was dated post closing. The Can capture the Tax and insurance from the [Redacted], it also states no mortgage interest.  Please Escalate to management.
SELLER - GENERAL COMMENT (2023-10-24): [Redacted]
REVIEWER - GENERAL COMMENT (2023-10-27): First payment letter received for property [Redacted]. Final [Redacted] shows mortgage payment of [Redacted] for property [Redacted]. Proof for mortgage payment is missing.
REVIEWER - GENERAL COMMENT (2024-02-19): EXCEPTION HISTORY - Exception Detail was updated on [Redacted] PRIOR Exception Detail: Address: [Redacted], Address:[Redacted]
EXCEPTION HISTORY - Exception Explanation was updated on [Redacted] PRIOR Exception Explanation: Statement
Statement
															REVIEWER - WAIVED COMMENT (2024-05-03): Investor email provided compensating factors. No verification of commercial liability.	1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXX. Borrower has worked in the same position for more than 3 years. The Loan to Value (LTV) on the loan is less than or equal to 70%. The representative FICO score is above XXX.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
80000027	[Redacted]	XXXX	[Redacted]	[Redacted]	[Redacted]	Investment	Refinance Cash-out - Other	N/A	3	2	[2] Guideline Issue - Borrower is not currently employed.: Borrower: XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XXXX // Document: VVOE / Document Date: XXXX / Tax Year: <empty> [2] Income Documentation - Income documentation requirements not met.	As per Final 1003 borrower is employed with "XXXX", however as per VVOE present in file, borrower is not currently employed with the said employer. Initial Application date is XXXX & Closing date is XXXX. As per the latest paystubs present in file, borrower is currently employed with "XXXX" as on XXXX pay date. But the said Employment details are not updated on Final 1003.
As per Final 1003 borrower is employed with "Verb Technology", however as per VVOE present in file, borrower is not currently employed with the said employer. Initial Application date is XXXX & Closing date is XXXX. As per the latest paystubs present in file, borrower is currently employed with "XXXX" as on XXXX pay date. But the said Employment details are not updated on Final 1003. Missing a verbal VOE for the current employer within 10 days prior to closing.	SELLER - GENERAL COMMENT (2023-09-26): The deficiency states the borrower is no longer employed yet goes on to say that the borrower is employed, just not at the job listed on the application. If the only error is that the employer is not listed correctly on the application, this is a minor issue and should not be cited.
REVIEWER - GENERAL COMMENT (2023-09-27): Trailing docs did not contain any docs to clear this exception.
SELLER - GENERAL COMMENT (2023-09-28): The deficiency states the borrower is no longer employed yet goes on to say that the borrower is employed, just not at the job listed on the application.  If the only error is that the employer is not listed correctly on the application, this is a minor issue and should not be cited.
Attached is a VOE from The work number.  While the borrower is no longer employed at [Redacted], this does show that, at the time of close, the borrower was employed at [Redacted].  It also shows that the borrower is currently employed.
REVIEWER - GENERAL COMMENT (2023-10-02): Trailing docs did not contain any docs to clear this exception.
SELLER - GENERAL COMMENT (2023-10-03): Did you not receive the attached document or is it not sufficient to clear the deficiency? The comments looked like this wasn't received but its been uploaded twice before. Please clarify.
REVIEWER - GENERAL COMMENT (2023-10-11): The Work Number verification is for present day employment verification.  The documentation required to clear this exception needs to be dated from time of closing.  The employment listed on the application does not match the employment verified in the file.  All documents must be consistent with third party verification to support what was disclosed on the application.
REVIEWER - WAIVED COMMENT (2024-05-08): Client elects to downgrade based on compensating factors.
SELLER - GENERAL COMMENT (2023-09-26): Attached is a VOE from The work number.  While the borrower is no longer employed at [Redacted], this does show that, at the time of close, the borrower was employed at [Redacted].  It also shows that the borrower is currently employed.
REVIEWER - GENERAL COMMENT (2023-09-27): Trailing docs did not contain any docs to clear this exception.
SELLER - GENERAL COMMENT (2023-09-28): The deficiency states the borrower is no longer employed yet goes on to say that the borrower is employed, just not at the job listed on the application.  If the only error is that the employer is not listed correctly on the application, this is a minor issue and should not be cited.
Attached is a VOE from The work number.  While the borrower is no longer employed at [Redacted], this does show that, at the time of close, the borrower was employed at [Redacted].  It also shows that the borrower is currently employed.
REVIEWER - GENERAL COMMENT (2023-10-02): Trailing docs did not contain any docs to clear this exception.
SELLER - GENERAL COMMENT (2023-10-04): Did you not receive the document or is the document not sufficient to clear the condition?
REVIEWER - GENERAL COMMENT (2023-10-11): The Work Number verification is for present day employment verification.  The documentation required to clear this exception needs to be dated from time of closing.  The employment listed on the application does not match the employment verified in the file.  All documents must be consistent with third party verification to support what was disclosed on the application.
															REVIEWER - WAIVED COMMENT (2024-05-08): Client elects to downgrade based on compensating factors.	1				3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/XXXX)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: The file does not contain evidence that the CD dated XXXX was received by borrower at least 3 business days prior to closing.		Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXX. The representative FICO score is above XXX.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
80000028	[Redacted]	XXXX	[Redacted]	[Redacted]	[Redacted]	Investment	Refinance Rate/Term	N/A	3	1	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/XXXX)
[3] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XXXX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial/XXXX)
[3] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XXXX not received by borrower at least four (4) business days prior to closing. (Interim/XXXX)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: None of the copies of the initial Closing Disclosure in file are signed/dated; therefore, the "mailbox rule" is assumed and the presumed delivery date would not have been at least 3 business days prior to consummation.
Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: The earliest E-Consent provided is dated XXXX, however the initial LE dated XXXX was electronically signed. Missing initial E-consent disclosure.
Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: The XXXX Loan Estimate is not signed/dated and there is no other evidence in loan file the borrower received the revised loan estimate at least 4 business days before closing.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
80000029			[Redacted]	XXXX	[Redacted]	[Redacted]	[Redacted]	Investment	Refinance Cash-out - Other	N/A	1	1				1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $650.00 exceeds tolerance of $600.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)		REVIEWER - CURED COMMENT (2023-09-14): Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80000030			[Redacted]	XXXX	[Redacted]	[Redacted]	[Redacted]	Investment	Refinance Cash-out - Other	N/A	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80000031			[Redacted]	XXXX	[Redacted]	[Redacted]	[Redacted]	Investment	Refinance Cash-out - Other	N/A	2	2	[2] Income Documentation - Income documentation requirements not met.	Most Recent Business tax returns and K-1 document not provided. The AUS approval required 2 years of business and personal returns and only one year was provided.	SELLER - GENERAL COMMENT (2023-10-08): Agree Missing [Redacted] taxes filed [Redacted] to include [Redacted]. [Redacted] filed [Redacted] in file. AUS requires [Redacted] years tax returns. Escalated. REVIEWER - GENERAL COMMENT (2023-10-18): As per Guidelines require [Redacted] Business Tax Returns and [Redacted] document to clear this exception, AUS require [Redacted] year tax returns. Exception Remains. REVIEWER - WAIVED COMMENT (2024-05-03): Investor provided compensating factors.	1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $XXX. Borrower has worked in the same position for more than 3 years. The representative FICO score is above XXX.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
80000032	[Redacted]	XXXX	[Redacted]	[Redacted]	[Redacted]	Investment	Purchase	N/A	2	2	[2] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Insurance coverage is insufficient by $XXXX based on (loan amount, appraisal value, XXXX% of value, stated value, you update here), there was no evidence of extended coverage or insurer's estimate of replacement cost provided.	SELLER - GENERAL COMMENT (2023-10-12): Agree with defect. HOI provided is all the lender has. For updated insurance that is a servicing issue or resolve. Per FNMA, If the replacement cost value of the improvements is less than the UPB, the replacement cost value is the amount of coverage required. Replacement Cost Value: IS $[Redacted], UPB (at orig in [Redacted]) $[Redacted].
SELLER - GENERAL COMMENT (2023-10-12): Compensating Factors: DTI is [Redacted]%, [Redacted] FICO, Cash Reserves: Total Months PITI $[Redacted]/ [Redacted].
SELLER - GENERAL COMMENT (2023-10-13): The state of XXXX Statute [Redacted]: Prohibited Acts [Redacted] mortgage broker shall not require a person seeking a loan secured by real property to obtain property insurance coverage in an amount that exceeds the replacement cost of the improvements as established by the property insurer.
REVIEWER - GENERAL COMMENT (2023-10-16): Documentation is not in the file to confirm how the insures/replacement cost amount was established.
SELLER - GENERAL COMMENT (2023-10-24): [Redacted] [Redacted] - hazard insurance with estimated replacement cost
REVIEWER - GENERAL COMMENT (2023-10-25): The policy provided is after our Note date. We need coverage on or before our note date of [Redacted]. Exception remains.
															REVIEWER - WAIVED COMMENT (2024-05-03): Investor provided email with compensating factors.	1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXX Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXX. The qualifying DTI on the loan is less than or equal to 35%. The representative FICO score is above XXX.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
80000033	[Redacted]	XXXX	[Redacted]	[Redacted]	[Redacted]	Investment	Refinance Cash-out - Other	N/A	3	1	1	3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $700.00 exceeds tolerance of $600.00. Insufficient or no cure was provided to the borrower. (7506)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $11,187.44 exceeds tolerance of $7,922.00.  Insufficient or no cure was provided to the borrower. (7200)
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/XXXX)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Appraisal fee increased without valid change of circumstance, no cure provided at closing.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Discount points increased without valid change of circumstance, no cure provided at closing.
Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Appraisal notice not evidenced in file.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
80000034			[Redacted]	XXXX	[Redacted]	[Redacted]	[Redacted]	Investment	Purchase	N/A	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80000035	[Redacted]	XXXX	[Redacted]	[Redacted]	[Redacted]	Investment	Purchase	N/A	3	1	1	3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $1,702.80 exceeds tolerance of $1,597.00. Insufficient or no cure was provided to the borrower. (8304)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $650.00 exceeds tolerance of $595.00.  Insufficient or no cure was provided to the borrower. (7506)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $2,693.52 exceeds tolerance of $2,418.00.  Insufficient or no cure was provided to the borrower. (7200)
[2] Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Cure amount not provided on final CD also file does not contain a valid changed in circumstance for this fee, nor evidence of cure in file.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Cure amount not provided on final CD also file does not contain a valid changed in circumstance for this fee, nor evidence of cure in file.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Cure amount not provided on final CD also file does not contain a valid changed in circumstance for this fee, nor evidence of cure in file.
Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: Liability for violations cannot be transferred to a subsequent purchaser of a loan.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
80000036	[Redacted]	XXXX	[Redacted]	[Redacted]	[Redacted]	Investment	Refinance Cash-out - Other	N/A	3	2	[2] Income Documentation - Income documentation requirements not met. [2] Document Error - Tax Return end date is more than 90 days prior to note date. P&L was not found in file. (GSE COVID-19): Borrower: XXXX // Employment Type: Employment / Income Type: C-Corp / Start Date: XXXX [2] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XXXX	Second employment required to provided paystub and most recent 2 calendar year W2's or Verification of Employment documenting all Year to date earnings. REO Tax, Insurance verification and statement not provided. Second employment required to provided paystub and most recent 2 calendar year W2's or Verification of Employment documenting all Year to date earnings.	SELLER - GENERAL COMMENT (2023-10-06): Disagree: There is no second Job or employment listed on the 1003. Just current and previous.
SELLER - GENERAL COMMENT (2023-10-06): Borrowers are self employed
REVIEWER - GENERAL COMMENT (2023-10-16): Borrower is getting wage income from Corporation ([Redacted]) business tax returns required. Exception Remains
REVIEWER - WAIVED COMMENT (2024-05-03): Investor provided compensating factors.
REVIEWER - WAIVED COMMENT (2024-05-03): Investor provided compensating factors.
SELLER - GENERAL COMMENT (2023-10-06): Disagree: There is no second Job or employment listed on the 1003.  Just current and previous.
SELLER - GENERAL COMMENT (2023-10-06): Borrowers are self employed
REVIEWER - GENERAL COMMENT (2023-10-16): Borrower is getting wage income from Corporation ([Redacted]) business tax returns required. Exception Remains
REVIEWER - WAIVED COMMENT (2024-05-03): Investor provided compensating factors.	1	3	[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $350.00 exceeds tolerance of $260.00 plus 10% or $286.00. Insufficient or no cure was provided to the borrower. (0)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $1,070.00 exceeds tolerance of $900.00. Insufficient or no cure was provided to the borrower. (7506)	Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: 10% tolerance was exceeded by $64.00 due to increase of Recording fee. The Loan Estimate issued XXXX disclosed the recording fee of $260.00. Final Closing Disclosure disclosed the fee $350.00. No valid change of circumstance provided, nor evidence of cure in file.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Appraisal Fee was last disclosed as $900.00 on Loan Estimate, but disclosed as $1070.00 on Final Closing Disclosure. File does not contain a valid Change of Circumstance or evidence of cure in file.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXX.

The Loan to Value (LTV) on the loan is less than or equal to 70%.

The qualifying DTI on the loan is less than or equal to 35%.

																									The representative FICO score is above XXX.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
80000037	[Redacted]	XXXX	[Redacted]	[Redacted]	[Redacted]	Investment	Refinance Cash-out - Other	N/A	2	2	[2] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Insurance coverage is insufficient by $XXXX based on XXXX% of the appraised value. There was no evidence of extended coverage or insurer's estimate of replacement cost provided.	SELLER - GENERAL COMMENT (2023-10-15): Due to an addition to[Redacted],effective [Redacted], no one (including a lender) may require an insurance agency or agent provide a replacement cost estimator
（RCE) or other insurance underwriting information in connection with a loan. Additionally,an insurance agent or agency is prohibited from supplying the RCE to anyone, even the customer.
REVIEWER - GENERAL COMMENT (2023-10-16): Nothing in the file to confirm the cost to re-new amount
SELLER - GENERAL COMMENT (2023-10-18): As mentioned previously.  Per the lender, this is an investment property, a [Redacted]policy was issued. This is what the insurance company insured for.  It is a [Redacted] policy, and we have to accept.  (Note from me - this is a [Redacted]policy and we do not get the replacement cost estimator anymore, insurance agents can't provided these, basically the dwelling coverage on the policy is the replacement cost)
REVIEWER - GENERAL COMMENT (2023-10-20): Insurance policy present in file does not reflect that the Dwelling coverage amount is the Replacement Cost. Exception remains.
															REVIEWER - WAIVED COMMENT (2024-05-03): Investor provided compensating factors.	1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXX. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is less than or equal to 35%. The representative FICO score is above XXX.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
80000038			[Redacted]	XXXX	[Redacted]	[Redacted]	[Redacted]	Investment	Purchase	N/A	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX) [1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $710.00 exceeds tolerance of $650.00. Sufficient or excess cure was provided to the borrower. (7506)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: No Documentation in the file to evidence borrower was provided with a copy of valuation three (3) business days prior to consummation.	REVIEWER - CURED COMMENT (2023-09-13): Sufficient Cure Provided within [Redacted] Days of Closing				-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
80000039			[Redacted]	XXXX	[Redacted]	[Redacted]	[Redacted]	Investment	Purchase	N/A	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Evidence of appraisal being provided to borrower missing from file.					-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
80000040	[Redacted]	XXXX	[Redacted]	[Redacted]	[Redacted]	Investment	Refinance Cash-out - Other	N/A	2	2	[2] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XXXX% exceeds AUS total debt ratio of XXXX%. [2] Income Documentation - Income documentation requirements not met. [2] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient. [2] Income Documentation - REO Documents are missing.: Address: XXXX Statement	Per final 1003, some of the REOs reflect no mortgage, and a mortgage exists and included into the DTI. The REOs using lease agreements for rental income are higher than the income amounts calculated. Missing the required income documents for the rental properties. Insurance Coverage is insufficient Dwelling amount $XXXX with a shortfall of $XXXX. Cost to replace new was not provided. File is missing a copy of the mortgage statement for the noted REO, mortgage is not reported on credit.	SELLER - GENERAL COMMENT (2023-10-17): Waiver requested: Increased DTI of [Redacted]% is within guideline tolerances, fico score [Redacted], strong repayment - accounts paid as agreed, experienced investor,
REVIEWER - GENERAL COMMENT (2024-01-10): EXCEPTION HISTORY - Exception Explanation was updated on [Redacted] PRIOR Exception Explanation: Calculated investor qualifying total debt ratio of [Redacted]% exceeds AUS total debt ratio of [Redacted]%.
REVIEWER - WAIVED COMMENT (2024-01-10): Client elects to downgrade based on compensating factors.
SELLER - GENERAL COMMENT (2023-10-02): Mortgage statements uploaded
REVIEWER - GENERAL COMMENT (2023-10-09): Refer to the open REO document requirements missing.
SELLER - GENERAL COMMENT (2023-10-12): Agree missing mortgage statement and credit history for [Redacted], unable to tie information on 1003 to any of the mortgages on credit.
REVIEWER - GENERAL COMMENT (2023-10-19): Mortgage statement is require for property address [Redacted]. Exception Remains.
SELLER - GENERAL COMMENT (2023-10-19): Waiver requested: Increased DTI of [Redacted]% is within guideline tolerances, fico score [Redacted], strong repayment - accounts paid as agreed, experienced investor,
REVIEWER - WAIVED COMMENT (2024-01-10): Client elects to downgrade based on compensating factors.
SELLER - GENERAL COMMENT (2023-10-02): Hazard insurance includes replacement cost coverage.
REVIEWER - GENERAL COMMENT (2023-10-09): The replacement cost is $[Redacted], which is less than the loan amount or estimated cost to renew from the appraisal of $[Redacted].
SELLER - GENERAL COMMENT (2023-10-13): The replacement cost was established by the insurance company and would not account for land value, only the cost to rebuild the structure. Insurance company will not over-insure to meet the loan amount or estimated cost new. The insurance company has established a replacement cost of $[Redacted] to rebuild to home and included an effects to ordinance/law.
REVIEWER - GENERAL COMMENT (2023-10-16): Replacement cost not in the file to confirm the amount estimated.
SELLER - GENERAL COMMENT (2023-10-17): The cost estimator for the subject property is attached to the HOI declaration page on pages [Redacted]) to [Redacted].
SELLER - GENERAL COMMENT (2023-10-19): [Redacted] - Appraisal cost to rebuild - per the appraisal $[Redacted].  The cost estimator for the subject property is attached to the HOI declaration page on pages[Redacted] to[Redacted].
REVIEWER - GENERAL COMMENT (2023-10-20): Estimated amount not provided on replacement cost estimator.
Replacement cost estimator missing few pages, please provide complete replacement cost estimator document.
REVIEWER - WAIVED COMMENT (2024-01-10): Client elects to downgrade based on compensating factors.
SELLER - GENERAL COMMENT (2023-10-12): Agree missing mortgage statement and credit history for [Redacted], unable to tie information on 1003 to any of the mortgages on credit.
REVIEWER - GENERAL COMMENT (2023-10-19): Mortgage statement is require for property address [Redacted]. Exception Remains.
SELLER - GENERAL COMMENT (2023-10-19): Waiver requested: Increased DTI of [Redacted]% is within guideline tolerances, fico score [Redacted], strong repayment - accounts paid as agreed, experienced investor,
															REVIEWER - WAIVED COMMENT (2024-01-10): Client elects to downgrade based on compensating factors.	1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. The representative FICO score is above XXX.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
80000041	[Redacted]	XXXX	[Redacted]	[Redacted]	[Redacted]	Investment	Purchase	N/A	2	2	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	Missing electronic consent.	SELLER - GENERAL COMMENT (2023-10-12): Agree: However Borrower has received multiple disclosures and acknowledgements of receipt of disclosures and they are E-signed.
SELLER - GENERAL COMMENT (2023-10-12): DTI is [Redacted]%, [Redacted]% LTV/CLTV, PITI Reserves $[Redacted] /[Redacted] months.
SELLER - GENERAL COMMENT (2023-10-16): E-Consent disclosure is missing from the file.  However Borrower has received multiple disclosures and acknowledgements of receipt of disclosures, and they are E-signed.   The borrower would have to acknowledge the e-sign consent agreement to access the documentation provided for e-signature. Attached, is the credit authorization disclosure, which the borrower acknowledged acceptance and e-signed along with the other disclosures provided.
REVIEWER - GENERAL COMMENT (2023-10-18): E-Sign Consent Agreement missing from the file, Borrower has Received Multiple Disclosures and they are E-signed, Please Provide E-sign Consent Agreement. Exception Remains
															REVIEWER - WAIVED COMMENT (2024-05-08): Client elects to downgrade based on compensating factors.	1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXX. The representative FICO score is above XXX.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
80000042	[Redacted]	XXXX	[Redacted]	[Redacted]	[Redacted]	Investment	Refinance Cash-out - Other	N/A	2	2	[2] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Insurance coverage is insufficient by $XXXX based on loan amount $XXXX, appraisal value $XXXX, there was no evidence of extended coverage or insurer's estimate of replacement cost provided.	SELLER - GENERAL COMMENT (2023-09-26): Agree- need lender to provide cost estimator for the subject property from [Redacted]
REVIEWER - GENERAL COMMENT (2023-09-27): [Redacted] notes the seller's comment.  Exception will be cleared upon receipt of the required documentation.
SELLER - GENERAL COMMENT (2023-10-05): Per FHLMC, If the replacement cost value of the improvements is less than the UPB, the replacement cost value is the amount of coverage required.  Replacement Cost Value: IS $[Redacted], UPB (at orig in [Redacted]) $[Redacted]. ( Lot Value $[Redacted])
SELLER - GENERAL COMMENT (2023-10-14): The state of XXXX[Redacted][Redacted]: Prohibited Acts [Redacted] mortgage broker shall not require a person seeking a loan secured by real property to obtain property insurance coverage in an amount that exceeds the replacement cost of the improvements as established by the property insurer.
REVIEWER - GENERAL COMMENT (2023-10-16): The coverage is not sufficient for the loan amount and no replacement cost estimator to confirm the estimated cost to re-new value.
SELLER - GENERAL COMMENT (2023-10-24): Disagree - Insurance shows property has extended replacement cost; See page 1 under forms and endorsements
SELLER - GENERAL COMMENT (2023-10-24): This is based off Extended [Redacted] not cost to rebuild as is most prominent in [Redacted]  on policies.
REVIEWER - GENERAL COMMENT (2023-10-26): Hazard insurance policy provided does not reflect extra replacement coverage amount or percentage. Exception remains.
															REVIEWER - WAIVED COMMENT (2024-05-03): Investor provided compensating factors.	1				1	[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,413.00 exceeds tolerance of $1,074.00 plus 10% or $1,181.40. Sufficient or excess cure was provided to the borrower at Closing. (0)		REVIEWER - CURED COMMENT (2023-09-11): Sufficient Cure Provided At Closing		Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly mortgage payment has decreased by at least 20%. The qualifying DTI on the loan is less than or equal to 35%. The representative FICO score is above XXX.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
80000043	[Redacted]	XXXX	[Redacted]	[Redacted]	[Redacted]	Investment	Purchase	N/A	3	2	[2] Asset Documentation - Asset documentation requirements not met.
[2] Asset Calculation / Analysis - AUS Findings: Available for Reserves discrepancy.: Calculated Available for Reserves of $XXXX is less than AUS Available for Reserves of $XXXX.
[2] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: Qualifying asset balance discrepancy.: Calculated qualifying asset balance of $XXXX is less than AUS qualifying asset balance of $XXXX.
[2] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of $XXXX is less than Cash From Borrower $XXXX.	Assets were not available or reflected in the file as requried. DU listed a Retirement account ending in XXXX with $XXXX balance, this account actual is $XXXX. DU listed a Retirement account ending in XXXX with $XXXX balance, this account actual is $XXXX. Assets to be verified on the approval was $XXXX as submitted on the 1003. However, the funds were not reflected in the file.	SELLER - GENERAL COMMENT (2023-10-08): Agree - Only statements in the file are from [Redacted]. Need to reach out to Client for [Redacted] Retirement Account
REVIEWER - GENERAL COMMENT (2023-10-18): As per AUS, Required assets are $[Redacted] and received asset of  $[Redacted] are insufficient, All asset condition met as no
REVIEWER - RE-GRADED COMMENT (2024-05-03): Investor provided compensating factors.
SELLER - GENERAL COMMENT (2023-10-08): Agree - Only statements in the file are from [Redacted].  Need to reach out to Client for [Redacted] Retirement Account
REVIEWER - GENERAL COMMENT (2023-10-18): As per AUS, required Reserve are $[Redacted] are insufficient as per received documents, exception has already been raised for the required documentation
REVIEWER - RE-GRADED COMMENT (2024-05-03): Investor provided compensating factors.
SELLER - GENERAL COMMENT (2023-10-08): Agree - Only statements in the file are from [Redacted].  Need to reach out to Client for [Redacted] Retirement Account
REVIEWER - GENERAL COMMENT (2023-10-18): As per AUS, Required assets are $[Redacted] and received asset of  $[Redacted] are insufficient, exception has already been raised for the required documentation
REVIEWER - RE-GRADED COMMENT (2024-05-03): Investor provided compensating factors.
SELLER - GENERAL COMMENT (2023-10-08): Agree - Only statements in the file are from [Redacted].  Need to reach out to Client for [Redacted] Retirement Account
REVIEWER - GENERAL COMMENT (2023-10-18): As per AUS, Required assets are $[Redacted] and received asset of  $[Redacted] are insufficient, exception has already been raised for the required documentation
REVIEWER - RE-GRADED COMMENT (2024-05-03): Investor provided compensating factors.	1	3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Survey Fee. Fee Amount of $725.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7723)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Survey fee for $725 was added to the closing disclosure which exceeded tolerance of $0.00. No cure was provided.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has worked in the same position for more than 3 years.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXX.

																									The representative FICO score is above XXX.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
80000044	[Redacted]	XXXX	[Redacted]	[Redacted]	[Redacted]	Investment	Refinance Cash-out - Other	N/A	3	1	1	3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $710.00 exceeds tolerance of $560.00. Insufficient or no cure was provided to the borrower. (7506)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $5,232.00 exceeds tolerance of $2,596.00. Insufficient or no cure was provided to the borrower. (7200)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Appraisal Fee increased from $560.00 to $710.00 a difference of $150.00. A cure of $150.00 was provided. Changed circumstance log does not address increase to discount points on XXXX Closing Disclosure, insufficient cure provided for total overages.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Changed circumstance log does not address increase to discount points on XXXX Closing Disclosure, insufficient cure provided for total overages.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
80000045	[Redacted]	XXXX	[Redacted]	[Redacted]	[Redacted]	Investment	Purchase	N/A	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of on Final Closing Disclosure provided on XXXX are underdisclosed. (Final/XXXX)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - October 2018: The HOA Non-Escrowed property costs was not completed on page 4 of the final Closing Disclosure.
																						Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Documentation not found to verify receipt of the appraisal at least 3 business days prior to closing.		Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - October 2018: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
80000046			[Redacted]	XXXX	[Redacted]	[Redacted]	[Redacted]	Investment	Purchase	N/A	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80000047			[Redacted]	XXXX	[Redacted]	[Redacted]	[Redacted]	Investment	Purchase	N/A	2	2	[2] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of 47.26388% exceeds AUS total debt ratio of XXXX%.	Calculated investor qualifying total debt ratio of 47.26388% exceeds AUS total debt ratio of XXXX%.	REVIEWER - WAIVED COMMENT (2024-05-08): Client elects to downgrade based on compensating factors.	1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report date XXXX missing evidence of receipt.			Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXX. The representative FICO score is above XXX.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
80000048	[Redacted]	XXXX	[Redacted]	[Redacted]	[Redacted]	Investment	Refinance Cash-out - Other	N/A	2	2	[2] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XXXX% exceeds AUS total debt ratio of XXXX%. [2] Income Documentation - Income documentation requirements not met. [2] Income Documentation - REO Documents are missing.: Address: XXXX Other	Difference in DTI is due to there are two debts were omitted as per AUS for which we have not received any evidence to support the omission. XXXX acct ending in XXXX does not have a payment reported and therefore a default 5% payment has been included; further the XXXX Mtg acct ending in XXXX is not evidenced as being paid off (CD in file to support new loan does not show payoff). Inclusion of the default payment increases the DTI by more than 3%.
Income documentation requirements not met as a result of the REO document and income.
Evidence of the payoff to US Bank MTG ending in XXXX was not provided for the noted REO. CD in file provided to support the new loan taken does not show the payoff of the existing mortgage.	SELLER - GENERAL COMMENT (2023-10-10): Agree - ([Redacted]) No CD or other documentation provided to support omission of the [Redacted] accounts ([Redacted] acct ending in [Redacted] and [Redacted] Mtg acct ending in [Redacted].
REVIEWER - GENERAL COMMENT (2023-10-18): No Supporting Document available to payoff acct ending in [Redacted] and acct ending in [Redacted].
SELLER - GENERAL COMMENT (2023-10-24): Our Internal Credit refresh, that we run at the time we purchase the loan shows [Redacted] acct ending in [Redacted] as PAID; CLOSED OR PAID ACCOUNT/ZERO BALANCE.  Final CD Provided For cash out refi shows [Redacted] Mtg acct ending in [Redacted] - See internal credit report to match the balances.
REVIEWER - GENERAL COMMENT (2023-10-25): Please Note there are [Redacted] mortgage reported on credit report from [Redacted] MTG #[Redacted] and #[Redacted]. The CD we have received confirms the payoff of #[Redacted] mortgage account Still missing payoff documents #[Redacted]. Exception Remains
REVIEWER - GENERAL COMMENT (2024-02-19): EXCEPTION HISTORY - Exception Explanation was updated on [Redacted] PRIOR Exception Explanation: Calculated investor qualifying total debt ratio of [Redacted]% exceeds AUS total debt ratio of [Redacted]%.
REVIEWER - WAIVED COMMENT (2024-05-03): Investor provided compensating factors.
SELLER - GENERAL COMMENT (2023-10-10): Agree - ([Redacted]) No CD or other documentation provided to support omission of the [Redacted] accounts ([Redacted] acct ending in [Redacted] and [Redacted] Mtg acct ending in [Redacted]
REVIEWER - GENERAL COMMENT (2023-10-18): No Supporting documents available to omit account ending in [Redacted] and account ending in [Redacted].
SELLER - GENERAL COMMENT (2023-10-24): Our Internal Credit refresh, that we run at the time we purchase the loan shows [Redacted] acct ending in [Redacted] as PAID; CLOSED OR PAID ACCOUNT/ZERO BALANCE.  Final CD Provided For cash out refi shows [Redacted] Mtg acct ending in [Redacted] - See internal credit report to match the balances.
REVIEWER - GENERAL COMMENT (2023-10-25): Please Note there are [Redacted] mortgage reported on credit report from [Redacted] MTG #[Redacted] and #[Redacted]. The CD we have received confirms the payoff of #[Redacted] mortgage account Still missing payoff documents #[Redacted]. Exception Remains
REVIEWER - WAIVED COMMENT (2024-05-03): Investor provided compensating factors.
SELLER - GENERAL COMMENT (2023-10-10): Agree - ([Redacted]) Agree - ([Redacted]) No CD or other documentation provided to support omission of the [Redacted] accounts ([Redacted] acct ending in [Redacted] and [Redacted] Mtg acct ending in [Redacted]
REVIEWER - GENERAL COMMENT (2023-10-18): No sourced document found to payoff account ending in [Redacted].
SELLER - GENERAL COMMENT (2023-10-24): Our Internal Credit refresh, that we run at the time we purchase the loan shows [Redacted] acct ending in [Redacted] as PAID; CLOSED OR PAID ACCOUNT/ZERO BALANCE.  Final CD Provided For cash out refi shows [Redacted] Mtg acct ending in [Redacted] - See internal credit report to match the balances.
REVIEWER - GENERAL COMMENT (2023-10-25): Please Note there are [Redacted] mortgage reported on credit report from [Redacted] MTG #[Redacted] and #[Redacted]. The CD we have received confirms the payoff of #[Redacted] mortgage account Still missing payoff documents #[Redacted]. Exception Remains
															REVIEWER - WAIVED COMMENT (2024-05-03): Investor provided compensating factors.	1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: No proof of appraisal being sent to borrower 3 days prior to closing.			Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is less than or equal to 35%. The representative FICO score is above XXX.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
80000049			[Redacted]	XXXX	[Redacted]	[Redacted]	[Redacted]	Investment	Refinance Cash-out - Other	N/A	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80000050	[Redacted]	XXXX	[Redacted]	[Redacted]	[Redacted]	Investment	Purchase	N/A	3	1	3	[3] Appraisal Documentation - Missing Document: Appraisal was made "subject to" and Form 1004D/442 was not provided.: Valuation Type: Appraisal / Valuation Report Date: XXXX	Appraisal was made subject to Completion and The file is missing 442.	2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)
																					[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $675.00 exceeds tolerance of $575.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Unable to determine is a copy of appraisal was provided three business days prior to closing.	REVIEWER - CURED COMMENT (2023-09-13): Sufficient Cure Provided At Closing				-	A	A	A	A	A	B	B	B	B	B	C	C	C	C	C	C	C	C	C	C
80000051	[Redacted]	XXXX	[Redacted]	[Redacted]	[Redacted]	Investment	Refinance Cash-out - Other	N/A	3	2	[2] Document Error - YTD P&L Statement was not signed and/or dated by Borrower. (GSE COVID-19): Borrower: XXXX // Employment Type: Employment / Income Type: S-Corp (>= 25%) / Start Date: XXXX // Document: P&L Statement / Document Date: XXXX / Tax Year: <empty> [2] Document Error - YTD P&L Statement was not signed and/or dated by Borrower. (GSE COVID-19): Borrower: XXXX // Employment Type: Employment / Income Type: S-Corp (>= 25%) / Start Date: XXXX // Document: P&L Statement / Document Date: XXXX / Tax Year: <empty>	REVIEWER - WAIVED COMMENT (2024-05-03): Investor regraded with comp factors. REVIEWER - WAIVED COMMENT (2024-05-03): Investor regraded with comp factors.	1	3	[3] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:Primary/XXXX)	Federal Compliance - TRID Interim Closing Disclosure Timing Test: Finding being caused by a Closing Disclosure in file dated XXXX which has an APR of XXXX% filled in on page 5 of the document.
Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: Receipt dated XXXX however appraisal report dated XXXX.	Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXX.

Borrower has worked in the same position for more than 3 years.

The qualifying DTI on the loan is less than or equal to 35%.

																									The representative FICO score is above XXX.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
80000052			[Redacted]	XXXX	[Redacted]	[Redacted]	[Redacted]	Investment	Purchase	N/A	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80000053	[Redacted]	XXXX	[Redacted]	[Redacted]	[Redacted]	Investment	Purchase	N/A	3	1	1	3	[3] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XXXX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial/XXXX)
																					[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $525.00 exceeds tolerance of $500.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: The earliest dated E-Consent is XXXX which was after the date of the initial Loan Estimate provided electronically XXXX.	REVIEWER - CURED COMMENT (2023-09-12): Sufficient Cure Provided At Closing	Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
80000057			[Redacted]	XXXX	[Redacted]	[Redacted]	[Redacted]	Investment	Purchase	N/A	2	2	[2] Miscellaneous - Credit Exception:	Verified stated defect - final AUS was not run.	REVIEWER - WAIVED COMMENT (2024-05-03): Investor provided comp factors for regrading.	1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXX. The Loan to Value (LTV) on the loan is less than or equal to 70%. The representative FICO score is above XXX.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
80000058			[Redacted]	XXXX	[Redacted]	[Redacted]	[Redacted]	Investment	Refinance Rate/Term	N/A	2	2	[2] Miscellaneous - Credit Exception:	Verified stated defect, borrower was not employed at closing.	REVIEWER - WAIVED COMMENT (2024-05-03): Investor provided comp factors to regrade.	1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XXXX missing evidence of receipt.			Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXX. Borrower has worked in the same position for more than 3 years. The Loan to Value (LTV) on the loan is less than or equal to 70%. The representative FICO score is above XXX.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
80000059			[Redacted]	XXXX	[Redacted]	[Redacted]	[Redacted]	Investment	Purchase	N/A	3	2	[2] Miscellaneous - Credit Exception:	Verified stated defect. Investor rejected the loan for purchase due to the borrower being deceased. This loan was in the process of being purchased when FIMC found out that the borrower has suddenly deceased.	REVIEWER - WAIVED COMMENT (2024-05-08): Client elects to downgrade based on compensating factors.	3	[3] Appraisal Documentation - Missing Document: Appraisal was made "subject to" and Form 1004D/442 was not provided.: Valuation Type: Appraisal / Valuation Report Date: XXXX	Appraisal is subject to value and form 442 reflects the completion is not complete.		2	[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/XXXX)	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Verification appraisal was delivered to borrower was not provided.		Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.	Borrower has verified disposable income of at least $XXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXX. The qualifying DTI on the loan is less than or equal to 35%. The representative FICO score is above XXX.		-	B	B	B	B	B	B	B	B	B	B	C	C	C	C	C	C	C	C	C	C
80000060	[Redacted]	XXXX	[Redacted]	[Redacted]	[Redacted]	Investment	Purchase	N/A	2	2	[2] Asset Documentation - Asset documentation requirements not met. [2] Asset Calculation / Analysis - AUS Findings: Available for Reserves discrepancy.: Calculated Available for Reserves of $XXXX is less than AUS Available for Reserves of $XXXX. [2] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of $XXXX is less than Cash From Borrower $XXXX. [2] Miscellaneous - Credit Exception:	EMD was not sourced, and therefore not included in available assets. It should be noted the final CD reflects an additional down payment of $XXXX that was not documented in the loan file and therefore also not included.
Calculated Available for Reserves of $XXXX is less than AUS Available for Reserves of $XXXX.
Available for Closing is insufficient . EMD was not sourced, and therefore not included in available assets.  It should be noted the final CD reflects an additional down payment of $XXXX that was not documented in the loan file and therefore also not included.
														Verified Stated Defect: Repurchased loan due to Rental Income Calculation - Investment PITI - Excessive DTI: Borrower's capacity to repay subject mortgage and all other monthly obligations not established. LPA accept was based on total income of $XXXX and DTI of XXXX%. Borrower provided IPX correspondence related to 1031 Exchange for sale of investment property at XXXX. New investment properties were to be 593 (Subject) & XXXX and XXXX. No documentation verifying the status, terms, payment, expenses, and mortgage balance, if applicable, for the XXXX property. Rental income of -$XXXX on XXXX was documented. Acceptable documentation of leases and rent receipts were not met.	REVIEWER - WAIVED COMMENT (2024-05-08): Client elects to downgrade based on compensating factors. REVIEWER - WAIVED COMMENT (2024-05-08): Client elects to downgrade based on compensating factors. REVIEWER - WAIVED COMMENT (2024-05-08): Client elects to downgrade based on compensating factors. REVIEWER - WAIVED COMMENT (2024-05-08): Client elects to downgrade based on compensating factors.	1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXX. The representative FICO score is above XXX.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
80000061			[Redacted]	XXXX	[Redacted]	[Redacted]	[Redacted]	Investment	Purchase	N/A	2	2	[2] Income Eligibility - Borrower has un-audited YTD P&L and does not have 2 months business Account statements. (GSE COVID-19): Borrower: XXXX // Employment Type: Employment / Income Type: Partnership (>= 25%) / Start Date: XXXX [2] Miscellaneous - Credit Exception: [2] Income Documentation - REO Documents are missing.: Address: XXXX Tax Verification	Based on XXXX Profit and Loss statement, not audited and 2 months statements not provided. Verified stated Defect: Repurchased loan due to missing rental income documentation for: Address: XXXX, lease agreement required as property doesn't reflect on Sch E 2020. Address: XXXX, lease agreement required as property doesn't reflect on Sched E 2020. Address: XXXX Address: XXXX. Address: XXXX. Lease Agreement, Insurance Verification, Tax Verification and signed 2019 tax return missing for Rental properties. Verified Stated Defect - Tax Verification missing in file for Address: XXXX.	REVIEWER - WAIVED COMMENT (2024-05-03): Missing statements to accompany P&L waived with verified compensating factors provided by investor. REVIEWER - WAIVED COMMENT (2024-05-03): Missing REO docments waived with verified compensating factors provided by investor. REVIEWER - WAIVED COMMENT (2024-05-03): Missing REO docments waived with verified compensating factors provided by investor.	1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XXXX missing evidence of receipt.			Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXX. The Loan to Value (LTV) on the loan is less than or equal to 70%. The representative FICO score is above XXX.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
80000064			[Redacted]	XXXX	[Redacted]	[Redacted]	[Redacted]	Investment	Purchase	N/A	2	2	[2] Miscellaneous - Credit Exception:	Verified Stated Defect - The derogatory waiting period for a previous Foreclosure was not met. Foreclosure occurred XXXX.	REVIEWER - WAIVED COMMENT (2024-05-03): Investor provided compensating factors to regrade. REVIEWER - RE-OPEN COMMENT (2024-05-08): n/a REVIEWER - WAIVED COMMENT (2024-05-08): Client elects to downgrade based on compensating factors.	1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXX. The qualifying DTI on the loan is less than or equal to 35%. The representative FICO score is above XXX.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
80000071	[Redacted]	XXXX	[Redacted]	[Redacted]	[Redacted]	Investment	Refinance Cash-out - Other	N/A	3	2	[2] Credit Documentation - Aged document: Credit Report is more than 90 days prior to the note date. [2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [2] Miscellaneous - Missing Document: Credit Letter of Explanation (LOE) not provided [2] Income Documentation - REO Documents are missing.: Address: XXXX, Address: XXXX, Statement Insurance Verification, Statement, Tax Verification [2] Income Documentation - REO Documents are missing.: Address: XXXX, Address: XXXX Insurance Verification, Tax Verification Statement	Verified defect. ULDD came back with issue related to not receiving successful SSRs and not having an associated appraisal identifier in the LP findings. By the time we got the findings returned, the credit report had expired Verified defect. ULDD came back with issue related to not receiving successful SSRs and not having an associated appraisal identifier in the LP findings. By the time we got the findings returned, the credit report had expired Missing confirmation of no primary residence obligations. Missing for the non-subject REO Missing for the non-subject REO.	REVIEWER - WAIVED COMMENT (2024-05-03): Waived with investor provided comp factors. REVIEWER - WAIVED COMMENT (2024-05-03): Waived with investor provided comp factors. REVIEWER - WAIVED COMMENT (2024-05-08): Client elects to downgrade based on compensating factors. REVIEWER - WAIVED COMMENT (2024-05-03): Waived with investor provided comp factors. REVIEWER - WAIVED COMMENT (2024-05-03): Waived with investor provided comp factors.	1	3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Mortgage Broker Fee. Fee Amount of $8,085.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (73109)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $880.00 exceeds tolerance of $480.00.  Insufficient or no cure was provided to the borrower. (7506)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee not listed on the initial loan estimate and no change of circumstance provided.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Appraisal Fee was increased by $400 on the Final Closing Disclosure.  Sufficient cure was provided at closing.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XXXX missing evidence of receipt.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has owned the subject property for at least 5 years.

Borrower has worked in the same position for more than 3 years.

The Loan to Value (LTV) on the loan is less than or equal to 70%.

The qualifying DTI on the loan is less than or equal to 35%.

The refinance has decreased the borrower's monthly debt payments by 20% or more.

																									The representative FICO score is above XXX.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
80000108	[Redacted]	XXXX	[Redacted]	[Redacted]	[Redacted]	Investment	Purchase	Safe Harbor QM (APOR)	3	2	[2] Miscellaneous - Credit Exception:	Stated defect - This loan was a non-owner decline by XXXX, it had been sitting in Trade 22 for a long time and fell in and out of delinquency and is now too aged. No Refi opportunity	REVIEWER - WAIVED COMMENT (2024-05-03): Investor provided comp factors to regrade.	1	3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $1,000.00 exceeds tolerance of $550.00. Insufficient or no cure was provided to the borrower. (7506)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The Appraisal Fee increased on XXXX Loan Estimate with no valid change evident.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XXXX was received XXXX with Note date of XXXX missing evidence of waiver.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has verified disposable income of at least $XXX.

Borrower has worked in the same position for more than 3 years.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXX.

The qualifying DTI on the loan is less than or equal to 35%.

																									The representative FICO score is above XXX.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
80000106			[Redacted]	XXXX	[Redacted]	[Redacted]	[Redacted]	Investment	Purchase	N/A	2	2	[2] Miscellaneous - Credit Exception:	Verified disclosed defect : Borrower was not employed at time of closing. Obtained documentation for new employment, however employment didn’t start until 7 months post-close, so this was not accepted to clear the defect or qualify for a repurchase alternative.	REVIEWER - WAIVED COMMENT (2024-05-03): Investor provided comp factor to regrade.	1				2	[2] Federal Compliance - Investment Property Submitted as QM Test: Ability-to-Repay (Dodd-Frank 2014): Improper Originator Loan Designation. Investment property not subject to TILA Ability-to-Repay requirements under 1026.43 based on deal settings.	Federal Compliance - Investment Property Submitted as QM Test: Loan Designation provided is Temporary SHQM (GSE/Agency Eligible) for the Investment loan.			Borrower has verified disposable income of at least $XXX. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXX. The qualifying DTI on the loan is less than or equal to 35%. The representative FICO score is above XXX		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
80000107	[Redacted]	XXXX	[Redacted]	[Redacted]	[Redacted]	Investment	Refinance Rate/Term	N/A	2	2	[2] Miscellaneous - Credit Exception: [2] Income Documentation - Income documentation requirements not met. [2] Guideline Issue - This loan closed during the COVID-19 affected timeframe. VOE was not provided within 10 days before note date or prior to disbursement date. At least one of these requirements are missing: Employer Letter, Paystub, Account Statement within 10 days before note date or prior to disbursement date.: Borrower: XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XXXX Note Date: XXXX	Verified disclosed defect : Incorrect self-employment calculation and undisclosed liability. No rebuttal for this one and not eligible for repurchase alternative. Branch refinanced the wrong loan. Verification of Employment provided for borrowers second employment is not within 10 business days of the Note date. This file was missing a copy of VVOE. As per guidelines VVOE completed within 10 days of closing must be provided.	REVIEWER - WAIVED COMMENT (2023-12-13): Client elects to downgrade based on compensating factors.
REVIEWER - WAIVED COMMENT (2024-05-03): Waived missing VOE, investor provided comp factors to regrade.
SELLER - GENERAL COMMENT (2023-11-28): See attached
REVIEWER - GENERAL COMMENT (2023-12-07): VVOE received is for the business. We need VVOE for Guadalupe Union School district. Exception Remains
SELLER - GENERAL COMMENT (2023-12-11): The attached is dated XXXX and XXXX respectively, and the loan's Note is dated XXXX, so what is not within 10 days?
REVIEWER - GENERAL COMMENT (2023-12-13): We need VVOE for XXXX. Exception Remains
															REVIEWER - WAIVED COMMENT (2024-05-03): Waived missing VOE, investor provided comp factors to regrade.	1				2	[2] Federal Compliance - Investment Property Submitted as QM Test: Ability-to-Repay (Dodd-Frank 2014): Improper Originator Loan Designation. Investment property not subject to TILA Ability-to-Repay requirements under 1026.43 based on deal settings.	Federal Compliance - Investment Property Submitted as QM Test: Loan Designation provided is Temp SHQM, however this is an Investment loan and we are testing to ATR.			Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has worked in the same position for more than 3 years. The representative FICO score is above XXX.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
80000161			[Redacted]	XXXX	[Redacted]	[Redacted]	[Redacted]	Investment	Purchase	N/A	2	2	[2] Income Documentation - Income Docs Missing:: Borrower: XXXX Third Party Verification	Missing third party verification of co-borrower's self-employment.	REVIEWER - WAIVED COMMENT (2024-05-03): Waived missing [Redacted], investor provided comp factors to regrade.	1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXX Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXX. The representative FICO score is above XXX.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
80000162			[Redacted]	XXXX	[Redacted]	[Redacted]	[Redacted]	Investment	Refinance Rate/Term	N/A	2	2	[2] Document Error - Borrower(s) is not a U.S. Citizen, and the guideline required documentation was not provided.: Borrower: XXXX, Borrower: XXXX [2] Income Documentation - Income Docs Missing:: Borrower: XXXX, Borrower: XXXX Third Party Verification Third Party Verification [2] Income Documentation - Income documentation requirements not met. [2] General - Missing Document: Verification of Non-US Citizen Status not provided	A copy of borrower's permanent resident alien card not included in file. Verified stated defect - Both borrowers are self-employed and verification of business was provided. The VOE from nail salon was not sufficient to verify self-emplyment. Verified stated defect - Waterfall due to missing self-emplyment verification. Verified disclosed defect. The 1003 indicates borrower is a Permanent Resident Alien however supporting documentation was not provided.	REVIEWER - WAIVED COMMENT (2024-05-03): Waived stated defect. REVIEWER - WAIVED COMMENT (2024-05-03): Waived stated defect. REVIEWER - WAIVED COMMENT (2024-05-03): Waived stated defect. REVIEWER - WAIVED COMMENT (2024-05-03): Waived stated defect.	1				1					Borrower has worked in the same position for more than 3 years. The representative FICO score is above XXX.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
80000015			[Redacted]	XXXX	[Redacted]	[Redacted]	[Redacted]	Investment	Purchase	N/A	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A